Consolidated Statements of Operations (USD $)	12 Months Ended		132 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Consolidated Statements Of Operations
Revenue	$ 6,898	$ 0	$ 1,471,354
Operating Expenses
Amortization of patents (Note 3)	108,687	103,162	436,389
General and administrative (Note5 (a) & 8)	1,108,534	2,249,000	9,455,010
Impairment of patents	0	0	67,620
Professional and consulting fees	471,611	450,092	6,071,220
Research and development (Note 5(a))	746,246	534,363	5,525,442
Total Operating Expenses	2,435,078	3,336,617	21,555,681
Loss From Operations	(2,428,180)	(3,336,617)	(20,084,327)
Other Income (Expense)
Accretion of discounts on debt	(77,334)	(613,841)	(3,989,288)
Amortization of debt issue costs	(24,267)	(95,076)	(786,307)
Gain (loss) on derivative liability	25,374	816,194	126,650
Loss on extinguishments of convertible debt	0	0	(452,243)
Gain (loss) sale of equity investment securities	0	0	147,991
Gain on settlement of accounts payable	0	44,655	102,937
Loss on sale of assets	(5,679)	0	(5,679)
Interest expense	(61,313)	(65,044)	(1,811,494)
Interest income	0	0	359,412
Total Other Income (Expense)	(143,219)	86,888	(6,308,021)
Net Loss and Comprehensive Loss	$ (2,571,399)	$ (3,249,729)	$ (26,392,348)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ (0.02)
Weighted Average Shares Outstanding	173,655,195	159,605,039